Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Option Granting Policy

The Company has in the past granted stock options to employees (other than executive officers) in December to reward performance for the current year.  The Company does not schedule the grants of stock options in anticipation of the release of material nonpublic information, nor does the Company time the release of material nonpublic information based on stock option grant dates or for the purpose of affecting the value of executive compensation.

Award Timing Method	The Company has in the past granted stock options to employees (other than executive officers) in December to reward performance for the current year. The Company does not schedule the grants of stock options in anticipation of the release of material nonpublic information, nor does the Company time the release of material nonpublic information based on stock option grant dates or for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false